Related party transactions - Other transactions with TELUS Corporation (Details) $ in Millions					1 Months Ended		12 Months Ended
	Feb. 03, 2021 shares	Dec. 29, 2020 USD ($) shares	Apr. 01, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related party transactions
Amounts due from affiliates, receivable period							30 days
Term of master service agreement					10 years
Shares issued (in shares)	20,997,375
Shares issued | $							$ 527	$ 656	$ 0
Share split ratio	4.5
Class C common shares | Managed It Services
Related party transactions
Shares issued for acquisition (in shares)			3,535,470
Fair value of shares issued | $			$ 49
Multiple voting shares
Related party transactions
Share split ratio	4.5						4.5
TELUS Corporation (parent)
Related party transactions
Minimum annual spend amount | $					$ 200
Shares issued | $				$ 126
TELUS Corporation (parent) | Common Share
Related party transactions
Shares issued (in shares)			5,434,780
Shares issued | $						$ 75
TELUS Corporation (parent) | Class A common shares
Related party transactions
Shares issued (in shares)		7,552,089		14,672,610
Shares issued | $		$ 150
TELUS Corporation (parent) | Class C common shares
Related party transactions
Shares issued (in shares)				225,000
TELUS Corporation (parent) | Multiple voting shares
Related party transactions
Shares issued (in shares)	152,988,315
Number of shares converted to subordinate voting shares (in shares)	6,484,296